UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 14.7%
BROADCASTING - 3.7%
29,151,613	Comcorp Broadcasting, Inc. Term Loan B 9.00%, 04/01/2015 (b)	29,151,613

ENERGY - 0.3%
742,857	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 03/31/2021 (c)	714,072
1,295,290	Paragon Offshore Finance Co. Term Loan B 3.75%, 07/18/2021	1,215,953

		1,930,025

GAMING & LEISURE - 0.6%
	Ginn-LA CS Borrower LLC
3,883,480	First Lien Tranche A Credit-Linked (d)	77,670
8,322,966	First Lien Tranche B Term Loan (d)	166,459
8,182,078	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (b)(e)	4,715,331
7,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (b)(d)	—

		4,959,460

HEALTHCARE - 0.5%
1,945,286	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	1,959,273
2,220,000	Surgery Center Holdings, Inc. Second Lien Term Loan 07/09/2021 (c)	2,192,250

		4,151,523

Principal Amount ($)		Value ($)
HOUSING - 0.0%
2,498,819	LBREP/L-SunCal Master I LLC First Lien Term Loan (b)(d)	189,410

INFORMATION TECHNOLOGY - 1.2%
3,992,469	Kronos, Inc. Second Lien Term Loan 9.75%, 04/30/2020	4,122,224
5,000,000	Vertafore, Inc. Second Lien Term Loan 9.75%, 10/27/2017	5,045,825

		9,168,049

MANUFACTURING - 0.1%
1,103,448	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	1,106,207

MEDIA & TELECOMMUNICATIONS - 0.0%
300,000	Aufinco Pty, Ltd. Second Lien Term Loan 8.25%, 11/30/2020	301,500
2,611,277	Endurance Business Media, Inc. Term Loan (b)(d)	—

		301,500

SERVICE - 2.1%
	Advantage Sales & Marketing, Inc.
48,387	Delayed Draw Term Loan 3.75%, 07/23/2021 (f)	47,623
2,903,226	First Lien Term Loan 4.25%, 07/23/2021	2,857,355

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE (continued)
2,727,273	Travelport Finance S.a.r.l. Initial Term Loan 6.00%, 09/02/2021	2,729,223
14,866,685	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	11,388,921

		17,023,122

TRANSPORTATION - 0.1%
888,398	TI Group Automotive Systems LLC Term Loan Facility 4.25%, 07/02/2021	877,853

UTILITY - 6.1%
10,975,092	Entegra TC LLC Third Lien Term Loan	10,097,085
	Texas Competitive Electric Holdings Co. LLC
17,000,000	2014 Non-Extended Term Loan 4.65%, 10/10/2014	12,561,130
35,329,417	2017 Extended Term Loan 10/10/2017 (c)	26,241,984

		48,900,199

	Total U.S. Senior Loans (Cost $145,364,277)	117,758,961

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a)(b)(d) - 0.0%
UNITED KINGDOM - 0.0%
GBP
	Henson No. 4, Ltd.
928,922	Term Loan Facility B	45,370
934,836	Term Loan Facility C	45,824

	Total Foreign Denominated or Domiciled Senior Loans (Cost $1,498,920)	91,194

Principal Amount ($)		Value ($)
Asset-Backed Securities (g) - 19.6%
	ACA CLO, Ltd.
3,000,000	Series 2007-1A, Class D 2.58%, 06/15/2022 (h)	2,782,500
1,174,797	Series 2007-1A, Class E 4.98%, 06/15/2022 (h)	1,114,030
	Acis CLO 2013-1, Ltd.
4,500,000	Series 2013-1A, Class E 5.83%, 04/18/2024 (h)	4,167,000
9,142,000	Series 2013-1A, Class F 6.73%, 04/18/2024 (h)	8,261,168
2,000,000	Acis CLO 2013-2, Ltd. Series 2013-2A, Class E 5.16%, 10/14/2022 (h)	1,870,000
	Acis CLO 2014-3, Ltd.
6,000,000	Series 2014-3A, Class D 3.36%, 02/01/2026 (h)	5,346,900
10,000,000	Series 2014-3A, Class E 4.99%, 02/01/2026 (h)	8,689,000
5,000,000	Series 2014-3A, Class F 5.84%, 02/01/2026 (h)	4,300,000
3,000,000	AIMCO CLO Series 2014-AA, Class E 4. 82%, 07/20/2026 (h)	2,617,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
1,000,000	Apidos CLO Series 2013-12A, Class F 5.13%, 04/15/2025 (h)	831,900
2,500,000	Avenue CLO VI, Ltd. Series 2007-6A, Class E 4.48%, 07/17/2019 (h)	2,394,750
2,500,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.06%, 02/01/2022 (h)	2,264,500
1,500,000	Carlyle High Yield Partners X, Ltd. Series 2007-10A, Class D 1.43%, 04/19/2022 (h)	1,353,750
3,000,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.24%, 01/27/2025 (h)	2,751,000
250,000	Series 2012-1A, Class E 5.48%, 12/20/2023 (h)	238,046
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.06%, 04/13/2025 (h)	1,781,800
2,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 5.84%, 10/17/2026 (h)	1,694,200
457,922	Del Mar CLO, Ltd. Series 2006-1A, Class E 4.24%, 07/25/2018 (h)	454,488
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E 5.73%, 01/15/2025 (h)	952,500
15,510,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.74%, 05/01/2022 (h)	13,683,698
3,375,116	Series 2007-1A, Class D 3.84%, 05/01/2022 (h)	2,997,524

Principal Amount ($)		Value ($)
1,000,000	Gale Force CLO, Ltd. Series 2007-3A, Class E 3.73%, 04/19/2021 (h)	930,000
2,000,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.79%, 11/01/2021 (h)	1,752,750
2,915,407	Series 2006-1A, Class D 3.84%, 11/01/2021 (h)	2,481,741
1,000,000	Greenbriar CLO, Ltd. Series 2007-1A, Class D 2.99%, 11/01/2021 (h)	897,500
850,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.28%, 04/15/2025 (h)	731,000
1,500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.73%, 11/20/2020 (h)	1,459,500
2,000,000	Harch CLO III, Ltd. Series 2007-1A, Class E 3.98%, 04/17/2020 (h)	1,900,000
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 6.99%, 11/12/2019 (h)	2,116,483
10,547,815	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.57%, 11/25/2051 (h)	9,735,633
388,017	Series 2006-1X, Class A1 0.57%, 11/25/2051 (h)	358,140
7,375,000	Series 2006-1A, Class A2 0.64%, 11/25/2051 (h)	2,737,969
500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.63%, 01/25/2019 (h)	471,250

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
1,000,000	Marquette U.S./European CLO LLC Series 2006-1A, Class D1 1.98%, 07/15/2020 (h)	968,850
1,461,316	Navigator CDO, Ltd. Series 2006-2A, Class D 3.73%, 09/20/2020 (h)	1,390,248
3,050,000	Neptuno CLO BV 4.31%, 01/16/2023 (h)	3,668,743
3,500,000	Neuberger Berman CLO, Ltd. Series 2012-13A, Class E 5.33%, 01/23/2024 (h)	3,247,703
3,500,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.88%, 06/02/2025 (h)	3,115,000
1,000,000	Palmer Square CLO, Ltd. Series 2013-2A, Class D 5.58%, 10/17/2025 (h)	917,600
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.63%, 04/18/2021 (h)	915,400
5,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 2.63%, 07/15/2021 (h)	4,547,000
944,878	Series 2007-2A, Class E 4.98%, 07/15/2021 (h)	860,878
1,000,000	Red River CLO, Ltd. Series 1A, Class D 1.89%, 07/27/2018 (h)	934,375
4,620,339	Series 1A, Class E 3.99%, 07/27/2018 (h)	4,324,947
6,000,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.24%, 08/01/2024 (h)	5,122,500
2,752,426	Series 2007-1A, Class B2L 4.49%, 08/01/2024 (h)	2,408,373

Principal Amount ($)		Value ($)
1,000,000	Stanfield Bristol CLO, Ltd. Series 2005-1A, Class C 2.28%, 10/15/2019 (h)	990,650
4,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.64%, 02/27/2021 (h)	3,812,800
1,250,000	Stone Tower CLO V, Ltd. Series 2006-5A, Class D 3.98%, 07/16/2020 (h)	1,194,250
10,300,000	Stratford CLO, Ltd. Series 2007-1A, Class C 2.24%, 11/01/2021 (h)	9,800,450
2,795,578	Series 2007-1A, Class E 4.24%, 11/01/2021 (h)	2,484,570
2,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.09%, 07/15/2026 (h)	1,896,000
6,000,000	Series 2014-2A, Class E 5.44%, 07/15/2026 (h)	5,400,000
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016	450,000
2,100,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.73%, 07/24/2024 (h)	1,748,250

	Total Asset-Backed Securities (Cost $148,177,798)	156,316,807

Corporate Bonds & Notes - 6.7%
CHEMICALS - 0.4%
3,000,000	Momentive Performance Materials, Inc. (d)	3,050,749

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
ENERGY - 0.8%
4,062,000	Arch Coal, Inc. 7.00%, 06/15/2019 (i)	2,178,247
5,000,000	Venoco, Inc. 8.88%, 02/15/2019 (i)	4,575,000

		6,753,247

GAMING & LEISURE - 0.1%
4,923,000	Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018	1,163,059

INFORMATION TECHNOLOGY - 2.6%
23,971,250	Avaya, Inc. 10.50%, 03/01/2021 (g)(i)	21,094,700

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp. (d)	132,188
3,933,000	DPH Holdings Corp. (d)	138,638
8,334,000	DPH Holdings Corp. (d)	293,773

		564,599

UTILITY - 2.7%
9,645,470	Entegra TC LLC 9.23%, 10/03/2017	9,645,470
5,000,000	Texas Competitive Electric Holdings Co. LLC (d)(g)(i)	4,212,500
24,000,000	Texas Competitive Electric Holdings Co. LLC (d)(i)	7,440,000

		21,297,970

	Total Corporate Bonds & Notes (Cost $120,191,719)	53,924,324

Principal Amount		Value ($)
Foreign Corporate Bonds & Notes - 0.8%
CANADA - 0.7%
USD
5,069,000	Tervita Corp. 8.00%, 11/15/2018 (g)(i)	5,132,363

NETHERLANDS - 0.1%
USD
93,180,348	Celtic Pharma Phinco BV, PIK (b)(d)	645,151

	Total Foreign Corporate Bonds & Notes (Cost $7,649,147)	5,777,514

Principal Amount ($)
Sovereign Bonds - 9.5%
SOVEREIGN BONDS - 9.5%
10,000,000	Argentine Republic Government International Bond (d)(h)(i)(j)	5,425,000
27,522,000	Argentine Republic Government International Bond (d)	29,795,459
20,641,537	Argentine Republic Government International Bond (d)	22,346,635
14,020,400	Argentine Republic Government International Bond (d)(i)	12,127,646
7,010,200	Argentine Republic Government International Bond (d)	5,923,619

		75,618,359

	Total Sovereign Bonds (Cost $77,458,847)	75,618,359

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks & Exchange-Traded Funds - 98.7%
BROADCASTING - 2.9%
2,010,616	Communications Corp. of America (b)(k)	23,323,145

CONSUMER DISCRETIONARY - 19.5%
1,914,102	American Airlines Group, Inc. (l)	67,912,339
24,950	Apollo Group, Inc., Class A (l)(m)	627,493
2,050	Coca-Cola Enterprises, Inc. (i)	90,938
5,050	Family Dollar Stores, Inc. (l)	390,062
4,600	GameStop Corp., Class A (i)	189,520
1,477,468	K12, Inc. (l)(m)	23,580,389
225,750	Lululemon Athletica, Inc. (l)(m)	9,483,758
1,062,850	Sony Corp. ADR (i)	19,173,814
2,839,375	Staples, Inc. (l)	34,356,437

		155,804,750

CONSUMER STAPLES - 0.0%
2,650	Dr. Pepper Snapple Group, Inc. (l)	170,421

ENERGY - 4.5%
846,780	Atlantic Power Corp.	2,015,336
270,000	MEG Energy Corp. (m)	8,306,206
19,800	Occidental Petroleum Corp. (i)	1,903,770
1,321,250	Ocean Rig UDW, Inc. (l)	21,298,550
77,200	ProShares UltraShort Bloomberg Crude Oil, ETF (i)(m)	2,362,320

		35,886,182

FINANCIAL - 3.5%
1,000,000	Adelphia Recovery Trust (m)	2,200
46,601	American Banknote Corp. (b)(m)	342,051
2,500	Automatic Data Processing, Inc. (l)	207,700
108,125	ProShares UltraShort Russell 2000, ETF (l)(m)	5,321,913
3,272,223	Specialty Finance, Inc. (b)	3,151,805
1,175,233	SWS Group, Inc. (l)(m)	8,097,355
200,775	Torchmark Corp. (l)	10,514,587

		27,637,611

Shares		Value ($)
FOOD & DRUG - 1.3%
306,800	Fresh Market, Inc. (The) (l)(m)	10,716,524

GAMING & LEISURE - 0.2%
13	LLV Holdco LLC - Litigation Trust Units (b)(k)	1,189,338
26,712	LLV Holdco LLC - Series A, Membership Interest (b)(k)	—
144	LLV Holdco LLC - Series B, Membership Interest (b)(k)	—

		1,189,338

HEALTHCARE - 2.5%
85,714	Acadia Healthcare Co., Inc. (l)(m)	4,157,129
7,839	Akorn, Inc. (i)(m)	284,321
12,575	Edwards Lifesciences Corp. (l)(m)	1,284,536
24,000,000	Genesys Ventures IA, LP (b)	7,372,800
582,775	ProShares UltraShort Nasdaq Biotechnology, ETF (l)	7,016,611

		20,115,397

HOUSING - 0.1%
368,150	CCD Equity Partners LLC (b)	1,178,080

INFORMATION TECHNOLOGY - 12.9%
279,854	CommVault Systems, Inc. (l)(m)	14,104,642
161,135	Corning, Inc. (l)	3,116,351
1,456,700	Fortinet, Inc. (l)(m)	36,803,525
1	Magnachip Semiconductor Corp. (m)	12
765,050	Microsoft Corp. (l)	35,467,718
103,200	NetApp, Inc. (l)	4,433,472
145,576	NeuStar, Inc., Class A (l)(m)	3,614,652

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks & Exchange-Traded Funds (continued)
INFORMATION TECHNOLOGY (continued)
124,350	Teradata Corp. (l)(m)	5,212,752

		102,753,124

MEDIA & TELECOMMUNICATIONS - 11.5%
6,480	Endurance Business Media, Inc., Class A (b)(k)	—
18,000	Gray Television, Inc., Class A (i)(m)	113,760
39,684	Loral Space & Communications, Inc. (i)(m)	2,849,708
4,938,971	Media General, Inc. (k)(m)	64,749,910
308,875	Metro-Goldwyn-Mayer, Inc., Class A (m)(n)	24,034,491
2,310	Time Warner, Inc. (l)	173,735
645	Time, Inc. (m)	15,112

		91,936,716

METALS & MINERALS - 3.4%
23,400	Direxion Daily Gold Miners Bull 3x Shares, ETF (l)(m)	535,392
27,200	ProShares Ultra Gold, ETF (i)(m)	1,104,048
554,553	ProShares Ultra Silver, ETF (i)(m)	25,592,621

		27,232,061

REAL ESTATE - 0.0%
156,610	Allenby (b)	—
1,069,616	Claymore (b)	—

		—

REAL ESTATE INVESTMENT TRUST - 31.4%
513,860	Corrections Corp. of America, REIT (l)	17,656,230
11,669,723	Freedom REIT (b)(k)	199,785,663
957,100	Nexpoint Real Estate Capital, REIT (b)(k)	9,571,100
200,000	Nexpoint Residental Trust, Inc., REIT (b)(k)	2,000
2,407,168	Spirit Realty Capital, Inc., REIT (l)	24,211,086

		251,226,079

Shares		Value ($)
UTILITY - 4.6%
26,220	Entegra TC LLC, Class A	6,214,140
1,272,973	Entegra TC LLC, Class B	63,649
988,263	NRG Energy, Inc. (l)	30,122,256

		36,400,045

WIRELESS COMMUNICATIONS - 0.4%
2,260,529	Pendrell Corp. (i)(m)	3,029,109

	Total Common Stocks & Exchange-Traded Funds (Cost $783,003,622)	788,598,582

Preferred Stocks - 14.1%
FINANCIAL - 14.1%
14,500	Aberdeen Loan Funding, Ltd. (g)	7,757,500
1,200	Brentwood CLO, Ltd. (g)	664,560
3,800	Brentwood CLO, Ltd. (g)	2,104,440
34,500	Eastland CLO, Ltd. (g)	24,063,750
5,000	Eastland Investors Corp. (g)	3,487,500
33,500	Grayson CLO, Ltd., Series II (g)	19,765,000
36,000	Greenbriar CLO, Ltd. (g)	19,440,000
2,500	Liberty CLO, Ltd. (g)	1,175,000
8,500	Red River CLO, Ltd., Series PS-2 (g)	4,132,180
10,500	Rockwall CDO, Ltd. (g)	7,498,575
6,000	Southfork CLO, Ltd. (g)	2,842,800
34,500	Stratford CLO, Ltd. (g)	20,010,000

		112,941,305

	Total Preferred Stocks (Cost $119,457,200)	112,941,305

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

Units		Value ($)
Rights (b)(m) - 0.2%
TRANSPORTATION - 0.2%
1,860,019	Momentive	1,860,019

	Total Rights (Cost $1,860,019)	1,860,019

Warrants (b)(m) - 0.0%
GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Contracts
Purchased Call Options - 0.2%
10,000	American Airlines Group, Inc., Strike price $39.00, expires 11/22/2014	950,000
10,000	American Airlines Group, Inc., Strike price $40.00, expires 11/22/2014	700,000

	Total Purchased Call Options (Cost $10,297,183)	1,650,000

Total Investments - 164.5% (Cost $1,414,958,732)		1,314,537,065

Contracts		Value ($)
Securities Sold Short - (3.5)%
Common Stocks & Exchange-Traded Funds (o) - (3.5)%
ENERGY - (1.1)%
71,000	Cheniere Energy, Inc.	(5,682,130)
8,452	Seventy Seven Energy, Inc.	(200,645)
97,500	ProShares Ultra DJ-UBS Crude Oil, ETF	(2,958,150)

		(8,840,925)

INFORMATION TECHNOLOGY - (1.0)%
70,150	Zillow, Inc., Class A	(8,136,698)

HEALTHCARE - (1.4)%
16,000	Alexion Pharmaceuticals, Inc.	(2,653,120)
210,550	Myriad Genetics, Inc.	(8,120,914)

		(10,774,034)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $27,007,846)	(27,751,657)

	Total Securities Sold Short (Proceeds $27,007,846)	(27,751,657)

Other Assets & Liabilities, Net - (61.0)%		(487,435,686)

Net Assets - 100.0%		799,349,722

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	NexPoint Credit Strategies Fund

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $282,568,700, or 35.3% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2014.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	Fixed rate senior loan.
(f)	Senior loan has additional unfunded loan commitment. See Note X.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2014, these securities amounted to $299,697,675 or 37.5% of net assets.
(h)	Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2014.
(i)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $160,231,021.
(j)	Step coupon bond. The interest rate shown reflects the rate in effect September 30, 2014 and will reset at a future date.
(k)	Affiliated issuer. Assets with a total aggregate market value of $298,621,156, or 37.4% of net assets, were affiliated with the Fund as of September 30, 2014.
(l)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $162,319,791.
(m)	Non-income producing security.
(n)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(o)	No dividend payable on security sold short.

Currency Abbreviations:
GBP	British Pound
USD	United States Dollar

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Service	0.6%
Gaming & Leisure	0.1%
Retail	0.0	%(1)

Total	0.7%

(1)	Less than 0.05%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

September 30, 2014	NexPoint Credit Strategies Fund

Valuation of Investments

In computing the NexPoint Credit Strategies Fund’s (the “Fund”) net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automated Quotation, or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2014	NexPoint Credit Strategies Fund

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As of September 30, 2014, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants and securities sold short. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2014 is as follows:

	Total value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
NexPoint Credit Strategies Fund
Assets
U.S. Senior Loans(1)	$117,758,961	$—	$64,959,740	$52,799,221	(2)
Foreign Denominated or Domiciled Senior Loans(1)	91,194	—	—	91,194
Asset-Backed Securities	156,316,807	—	156,316,807	—
Corporate Bonds & Notes(1)	53,924,324	—	53,924,324	—
Foreign Corporate Bonds & Notes	5,777,514	—	5,132,363	645,151
Sovereign Bonds	75,618,359	—	75,618,359	—
Common Stocks(1)	788,598,582	512,370,320	30,312,280	245,915,982
Preferred Stocks(1)	112,941,305	—	112,941,305	—
Rights(1)	1,860,019	—	—	1,860,019
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Purchased Call Options	1,650,000	1,650,000	—	—

Total Assets	1,314,537,065	514,020,320	499,205,178	301,311,567

Liabilities
Securities Sold Short(1)	(27,751,657)	(27,751,657)	—	—

Total Liabilities	(27,751,657)	(27,751,657)	—	—

Total	$1,286,785,408	$486,268,663	$499,205,178	$301,311,567

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the nine months ended September 30, 2014.

	Balance as of December 31, 2013	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases(1)	Net (Sales)(1)	Balance as of June 30, 2014	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
U.S. Senior Loans	$42,569,445	$6,152,032	$—	$964,663	$(9,185,974)	$9,475,736	$10,991,816	$(8,168,497)	52,799,221	$222,496
Foreign Denominated or Domiciled Senior Loans	157,758	—	—	—	34,107	23,747	—	(124,418)	91,194	23,747
Asset-Backed Securities	15,561,628	—	(9,800,450)	210,759	1,180,289	(759,638)	—	(6,392,588)	—	—
Corporate Bonds & Notes(2)	1,379,833	—	—	—	(5,340,219)	5,714,875	—	(1,754,489)	—	—
Foreign Corporate Bonds & Notes(2)	2,367,703	—	—	—		(1,722,552)	—	—	645,151	(1,722,552)
Common Stocks	74,509,998	—	—	—	(25)	21,748,774	163,594,500	(13,937,265)	245,915,982	21,748,774
Preferred Stocks	14,218,831	—	(24,142,180)	—	—	(4,320,401)	14,243,750	—	—	—
Rights	—	—	—	—	—	—	—	—	—	—
Equity Contracts	—	—	—	—	—	—	1,860,019	—	1,860,019	—
Warrants
Equity Contracts	—	—	—	—	—	766,636	—	(766,636)	—	766,636

Total	$150,765,196	$6,152,032	$(33,942,630)	$1,175,422	$(13,311,822)	$30,927,177	$190,690,085	$(31,143,893)	$301,311,567	$21,039,101

(1)	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
(2)	Balance as of December 31, 2013 reflects a sector reclassification for Celtic Pharma Phinco BV from Corporate Bonds & Notes to Foreign Corporate Bonds & Notes.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2014, a net amount of $(27,790,598) of the Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to Level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the nine months ended September 30, 2014, there were no transfers between Levels 1 and 2.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2014	NexPoint Credit Strategies Fund

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 9/30/14	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$53,535,566	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Liquidity Discount	10%
			Risk/Timing Discount	75% - 90%
		Liquidation Analysis	Discount Rate	30%
			Risk/Timing Discount	15%
Common Stocks	38,417,238	Multiples Analysis	Liquidity Discount	25%
			Minority Discount	20%
		Third-Party Pricing Vendor	N/A	N/A
		Sales Analysis	Liquidity Discount	20%
		Discounted Cash Flows	Discount Rate	21%
		Recovery Analysis	Scenario Probabilities	Various
Real Estate Investment Trust	$209,358,763	Fair Valuation - Multiple Scenarios	Capitalization Rates	5% - 9%
			Regional Market Appreciation	-12% - 50%

Total	$301,311,567

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates risk/timing discounts and liquidity discounts. Significant increases or decreases in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolio for the Fund.

Derivative Transactions

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Fund entered into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. The Fund invested in forward foreign currency exchange contracts during the period, however none were held as of September 30, 2014.

Options

The Fund purchases and writes options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. The Fund’s

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2014	NexPoint Credit Strategies Fund

risks in using these contracts include changes in the value of the underlying instruments, nonperformance of the counterparties under the contracts terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased are adjusted by the original premium received or paid.

For the nine months ended September 30, 2014, the Fund did not invest in written options.

Unfunded Loan Commitments

As of September 30, 2014, the Fund had unfunded loan commitments of $48,267, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Advantage Sales & Marketing, Inc.	$48,267	$47,623	$(644)

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of September 30, 2014, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $(644). The net change in unrealized depreciation on unfunded transactions was $(644).

Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies for the nine months ended September 30, 2014 is as follows:

The Fund held at least five percent of the outstanding voting securities of the following companies during the year ended September 30, 2014:

	Market Value
Issuer	Shares at December 31, 2013	Shares at September 30, 2014	December 31, 2013	September 30, 2014	Affiliated Income	Purchases	Sales
Communications Corp of America (Common Stocks & Exchange-Traded Funds)	2,010,616	2,010,616	$16,084,928	$23,323,145	$—	$—	$—
Endurance Business Media, Inc., Class A (Common Stocks & Exchange-Traded Funds)	6,480	6,480	—	—	—	—	—
Freedom REIT (Common Stocks & Exchange-Traded Funds)	2,845,299	11,669,723	42,964,014	199,785,663	—	136,296,834	—
Nexpoint Real Estate Capital, REIT (Common Stocks & Exchange-Traded Funds)	—	957,100	—	9,571,100	—	9,571,100	—
LLV Holdco LLC (Common Stocks & Exchange-Traded Funds)	26,869	26,869	—	1,189,338	—	—	—
Media General, Inc. (Common Stocks & Exchange-Traded Funds)	4,938,971	4,938,971	111,620,744	64,749,910	—	—	—
NexPoint Residential Trust, Inc., REIT (Common Stocks & Exchange-Traded Funds)	—	200,000	—	2,000	—	2,000	—

	9,828,235	19,809,759	$170,669,686	$298,621,156	—	$145,869,934	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2014	NexPoint Credit Strategies Fund

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2014, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
$199,626,852	$304,146,744	$(104,519,892)	$1,414,285,857

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	November 26, 2014

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date:	November 26, 2014